GMO Emerging Country Debt Fund Expense Example, No Redemption - GMO Emerging Country Debt Fund	Feb. 28, 2025 USD ($)
Class III
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 137
Expense Example, No Redemption, 3 Years	269
Expense Example, No Redemption, 5 Years	413
Expense Example, No Redemption, 10 Years	831
Class IV
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	132
Expense Example, No Redemption, 3 Years	253
Expense Example, No Redemption, 5 Years	385
Expense Example, No Redemption, 10 Years	771
Class VI
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	127
Expense Example, No Redemption, 3 Years	237
Expense Example, No Redemption, 5 Years	358
Expense Example, No Redemption, 10 Years	$ 711